UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 22.3%
Consumer Discretionary 2.0%
Auto Components 0.2%
Autoliv, Inc.	1,100	67,364
TRW Automotive Holdings Corp.*	1,300	33,228

		100,592
Hotels Restaurants & Leisure 0.4%
Panera Bread Co. "A"*	300	15,678
Yum! Brands, Inc.	3,100	126,108

		141,786
Household Durables 0.2%
Centex Corp.	3,500	72,870

Media 0.6%
DISH Network Corp. "A"*	3,700	110,408
Liberty Global, Inc. "A"*	300	10,617
The DIRECTV Group, Inc.*	5,200	128,128

		249,153
Specialty Retail 0.6%
The Gap, Inc.	5,700	106,134
TJX Companies, Inc.	3,900	125,658

		231,792
Consumer Staples 2.0%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	800	18,000
Pepsi Bottling Group, Inc.	3,200	107,872
PepsiCo., Inc.	600	41,118

		166,990
Food & Staples Retailing 0.7%
Kroger Co.	2,900	79,025
Safeway, Inc.	700	22,120
Wal-Mart Stores, Inc.	3,300	191,334

		292,479
Household Products 0.3%
Colgate-Palmolive Co.	1,700	120,190
Procter & Gamble Co.	300	20,115

		140,305
Personal Products 0.3%
Herbalife Ltd.	2,400	105,072
Tobacco 0.3%
Altria Group, Inc.	1,940	38,800
Philip Morris International, Inc.*	1,340	68,380

		107,180
Energy 3.2%
Energy Equipment & Services 0.0%
FMC Technologies, Inc.*	100	6,720
Oil, Gas & Consumable Fuels 3.2%
Apache Corp.	1,100	148,148
Chevron Corp.	2,700	259,605
ConocoPhillips	2,300	198,145
ExxonMobil Corp.	2,266	210,897
Hess Corp.	1,000	106,200
Marathon Oil Corp.	2,500	113,925
Noble Energy	1,400	121,800
Occidental Petroleum Corp.	800	66,568
Sunoco, Inc.	600	27,846
W&T Offshore, Inc.	300	12,270
Williams Companies, Inc.	300	10,650

		1,276,054
Financials 3.3%
Capital Markets 1.6%
Bank of New York Mellon Corp.	3,800	165,414
BlackRock, Inc.	100	20,179
Charles Schwab Corp.	5,900	127,440
Franklin Resources, Inc.	500	47,575

Northern Trust Corp.	1,900	140,809
State Street Corp.	1,900	137,066

		638,483
Commercial Banks 0.4%
Wells Fargo & Co.	5,340	158,865
Diversified Financial Services 0.2%
The Nasdaq OMX Group, Inc.*	2,100	76,545
Insurance 0.7%
ACE Ltd.	2,200	132,638
Allied World Assurance Co. Holdings Ltd.	600	24,738
MetLife, Inc.	300	18,255
PartnerRe Ltd.	1,200	88,776
Reinsurance Group of America, Inc.	400	20,792
W.R. Berkley Corp.	100	2,569

		287,768
Real Estate Investment Trusts 0.3%
AMB Property Corp. (REIT)	100	5,775
AvalonBay Communities, Inc. (REIT)	100	9,975
Equity Residential (REIT)	500	20,760
Host Hotels & Resorts, Inc. (REIT)	700	12,040
ProLogis (REIT)	200	12,522
Public Storage (REIT)	200	18,140
Simon Property Group, Inc. (REIT)	400	39,944
The Macerich Co. (REIT)	100	7,313
Vornado Realty Trust (REIT)	100	9,309

		135,778
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	1,200	28,440
Health Care 2.8%
Biotechnology 0.3%
Gilead Sciences, Inc.*	2,500	129,400
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	2,000	124,640
Intuitive Surgical, Inc.*	300	86,778
Kinetic Concepts, Inc.*	2,000	79,320
St. Jude Medical, Inc.*	1,500	65,670

		356,408
Health Care Providers & Services 0.4%
Aetna, Inc.	1,300	56,680
Health Net, Inc.*	3,800	111,302

		167,982
Pharmaceuticals 1.2%
Eli Lilly & Co.	2,600	125,164
Johnson & Johnson	700	46,963
Merck & Co., Inc.	2,700	102,708
Pfizer, Inc.	10,200	205,122
Watson Pharmaceuticals, Inc.*	200	6,208

		486,165
Industrials 3.5%
Aerospace & Defense 0.8%
General Dynamics Corp.	1,000	90,420
Honeywell International, Inc.	2,800	166,320

Northrop Grumman Corp.	700	51,499

		308,239
Airlines 0.2%
US Airways Group, Inc.*	8,100	69,579
Building Products 0.2%
Armstrong World Industries, Inc.	400	14,236
Lennox International, Inc.	200	6,628
USG Corp.*	2,300	81,213

		102,077
Commercial Services & Supplies 0.3%
HNI Corp.	300	6,531
The Brink's Co.	1,600	116,400

		122,931
Construction & Engineering 0.2%
Shaw Group, Inc.*	1,400	69,188
Industrial Conglomerates 0.6%
3M Co.	1,900	146,110
General Electric Co.	2,580	84,366

		230,476
Machinery 0.7%
Caterpillar, Inc.	1,700	139,196
Flowserve Corp.	1,000	124,090
PACCAR, Inc.	600	28,392

		291,678
Marine 0.2%
Kirby Corp.*	1,800	98,712
Road & Rail 0.3%
Ryder System, Inc.	1,900	130,093
Trading Companies & Distributors 0.0%
WESCO International, Inc.*	100	3,721
Information Technology 3.0%
Computers & Peripherals 1.5%
Apple, Inc.*	1,000	173,950
International Business Machines Corp.	1,300	156,910
Lexmark International, Inc. "A"*	2,700	84,753
Seagate Technology	4,700	88,689
Western Digital Corp.*	2,900	84,071

		588,373
Electronic Equipment & Instruments 0.1%
Avnet, Inc.*	1,400	36,666
Dolby Laboratories, Inc. "A"*	100	4,015
Tech Data Corp.*	300	10,083

		50,764
Internet Software & Services 0.3%
eBay, Inc.*	1,300	40,677
Google, Inc. "A"*	120	68,915

		109,592
IT Services 0.1%
VeriFone Holdings, Inc.*	4,100	45,879
Semiconductors & Semiconductor Equipment 0.3%
Texas Instruments, Inc.	4,400	128,304

Software 0.7%
Compuware Corp.*	700	5,278
Microsoft Corp.	9,310	265,521
Symantec Corp.*	1,200	20,664

		291,463
Materials 0.7%
Chemicals 0.3%
Monsanto Co.	1,000	114,020
Metals & Mining 0.4%
AK Steel Holding Corp.	1,000	62,780
Freeport-McMoRan Copper & Gold, Inc.	900	102,375
Reliance Steel & Aluminum Co.	400	24,312

		189,467
Telecommunication Services 1.1%
Diversified Telecommunication Services
AT&T, Inc.	3,750	145,162
Embarq Corp.	2,500	103,925
Verizon Communications, Inc.	5,600	215,488

		464,575
Utilities 0.7%
Electric Utilities 0.4%
Edison International	2,800	146,076
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	1,700	143,905

Total Common Stocks (Cost $8,767,290)		9,055,939
	Principal Amount ($)	Value ($)

Government & Agency Obligation 77.4%
US Treasury Obligation
US Treasury STRIPS, 6.299%**, 11/15/2010 (a) (Cost $28,418,855)	33,270,000	31,346,062
	Shares	Value ($)

Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 2.88% (b) (c) (Cost $3,755,675)	3,755,675	3,755,675
Cash Equivalents 1.2%
Cash Management QP Trust, 2.54% (b) (Cost $497,182)	497,182	497,182
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $41,439,002) †	110.2	44,654,858
Other Assets and Liabilities, Net	(10.2)	(4,146,766)

Net Assets	100.0	40,508,092

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $41,502,418. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $3,152,440. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,555,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $402,990.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2008 amounted to $3,667,880 which is 9.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008